Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Jan. 31, 2025
Disclosure of other financial assets [line items]
Current		$ 60.7	$ 82.1
Non-current	[1]	62.9	26.6
Total other financial assets		123.6	108.7
Restricted investment [member]
Disclosure of other financial assets [line items]
Total other financial assets	[2]	16.2	14.7
Derivative financial instruments [member]
Disclosure of other financial assets [line items]
Total other financial assets		32.0	27.3
Advances to suppliers [member]
Disclosure of other financial assets [line items]
Total other financial assets		37.4	30.2
Other financial asset [member]
Disclosure of other financial assets [line items]
Total other financial assets		$ 38.0	$ 36.5

[1]	The non-current portion is mainly attributable to derivative financial instruments, restricted investments and other advances to suppliers.
[2]	[a] The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.